BALANCE SHEET DETAILS	12 Months Ended
Dec. 31, 2021
Balance Sheet Related Disclosures [Abstract]
BALANCE SHEET DETAILS

NOTE 4-BALANCE SHEET DETAILS

The following tables provide details of selected balance sheet items:

	December 31,	December 31,
	2021	2020
	(in thousands)
Inventories:
Raw materials	$563	$3,328
Work in process	39	1,766
Finished goods(1)	935	1,601
Total Inventory	$1,537	$6,695

(1)
Includes finished goods at customer sites of approximately $0.1 million and $0.5 million at December 31, 2021 and 2020, respectively, for which the customer has taken possession, but based on specific contractual terms, title has not yet passed to the customer and for which revenue has not yet been recognized.

	December 31,	December 31,
	2021	2020
	(in thousands)
Prepaid and other current assets
Prepaid tax (1)	$1,295	$1,736
Advance to suppliers	7	15
Other receivables	796	1,054
Prepaid and others (2)	2,713	2,303
Total Prepaid and other current assets	$4,811	$5,108

(1)
2021 balance includes $0.1 million prepaid consumption tax, $0.9 million prepaid of value added tax, $0.01 million duty recoverable and $0.3 million goods and service tax. 2020 balance includes $0.1 million prepaid consumption tax, $0.8 million prepaid of value added tax, $0.5 million duty recoverable and $0.3 million goods and service tax.
(2)
2021 balance includes $2.0 million interest receivable. 2020 balance includes $1.4 million interest receivable, $0.4 million prepaid of software and license

	December 31,	December 31,
	2021	2020
	(in thousands)
Property, plant and equipment, net:
Leasehold improvements	$1,801	$1,846
Automobiles	271	340
Computers and software	4,461	4,579
Equipment and furniture	22,240	23,906
Total	28,773	30,671
Less: accumulated depreciation	(28,171)	(30,051)
Total Property, plant and equipment, net	$602	$620

During the years ended December 31, 2021, 2020 and 2019, the Company wrote-off fully depreciated property, plant and equipment of $2.4 million with accumulated depreciation of $2.4 million, $0.5 million with accumulated depreciation of $0.5 million, and $0.1 million with accumulated depreciation of $0.1 million, respectively.

	December 31,	December 31,
	2021	2020
	(in thousands)
Other current liabilities:
Warranty costs	$53	$54
Accrued professional fees	993	988
Accrued other taxes	36	376
Provision for LD	1,073	1,575
Contract deposits	349	343
Others	869	709
Total other current liabilities	$3,373	$4,045

	December 31,	December 31,
	2021	2020
	(in thousands)
Other long-term liabilities
Non-current income tax payable	$979	$1,000
Other long-term liabilities	—	—
Total other long-term liabilities	$979	$1,000